Description of Business and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies

Note 1 - Description of Business and Summary of Significant Accounting Policies

The Company is a holding company based in Peoria, Arizona that owns three operating subsidiaries; Titan, Thunder Ridge and EAF, which are in the businesses of compressed natural gas (“CNG”) service stations or fulfilling USPS contracts for freight trucking services.

Titan is the management company that oversees operations of the El Toro, Diamond Bar, and Blaine CNG service stations. Blaine and Diamond Bar were formed in 2015. In March 2016, Diamond Bar began operations of its CNG station under a lease agreement with the State of California South Coast Air Quality Management District (“SCAQMD”) in Diamond Bar, California. As of June 30, 2017, El Toro ceased operations. The Company discontinued construction of Blaine during the fourth quarter of 2017. During February 2018, the Company entered into a management agreement with a third-party to operate Diamond Bar. The Company is currently negotiating with the third party for the sale of the station.

EAF was originally organized on March 28, 2012 under the name Clean-n-Green Alternative Fuels, LLC” in the State of Delaware. Effective May 1, 2012, EAF changed its name to “Environmental Alternative Fuels, LLC.” EVO CNG LLC, EAF’s wholly owned subsidiary, was originally organized in the State of Delaware on April 1, 2013 under the name “EVO Trillium, LLC” and subsequently changed its name to “EVO CNG, LLC” effective March 1, 2016. Together, EAF and EVO CNG LLC operate six compressed natural gas fueling stations located in California, Texas, Arizona and Wisconsin.

Thunder Ridge was founded in Missouri in 2000. Its primary business is interstate highway contract routes operated for the USPS.

EVO, Inc. was incorporated in the State of Delaware on October 22, 2010.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of EVO, Inc. and its subsidiaries Titan, Thunder Ridge, and EAF. Titan’s wholly owned subsidiaries are El Toro, Diamond Bar and Blaine, Thunder Ridge’s wholly owned subsidiary is Thunder Ridge Logistics, LLC and EAF’s wholly owned subsidiary is EVO CNG. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The condensed consolidated financial statements include some amounts that are based on management’s best estimates and judgments. The most significant estimates relate to revenue recognition, goodwill along with long-lived intangible asset valuations and fixed asset impairment assessments, debt discount, beneficial conversion feature, contingencies, purchase price allocation related to the Thunder Ridge acquisition, and going concern. These estimates may be adjusted as more current information becomes available, and any adjustment could be significant.

Accounts Receivable

The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of the accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change and that losses ultimately incurred could differ materially from the amounts estimated in determining the allowance. For the nine months ended September 30, 2018 and the year ended December 31, 2017, the Company has recorded an allowance of $26,000 and $37,007, respectively.

Federal Alternative Fuels Tax Credit receivable

Federal Alternative Fuels Tax Credit (“AFTC”) (formerly known as Volumetric Excise Tax Credit) receivable are the excise tax refunds to be received from the Federal Government for CNG fuel sales.

For 2017, the AFTC credit was $0.50 per gasoline gallon equivalent of CNG that is sold as a vehicle fuel. This incentive originally expired on December 31, 2016, but was retroactively extended through December 31, 2017 as part of the Bipartisan Budget Act of 2018.

Concentrations of Credit Risk

The Company grants credit in the normal course of business to customers in the United States. The Company periodically performs credit analysis and monitors the financial condition of its customers to reduce credit risk. As of September 30, 2018, and 2017, one and four customers accounted for 99% and 84% of the Company’s total accounts receivable, and one and four customers accounted for and 98% and 84% of the Company’s total revenues for the nine months ended September 30, 2018 and 2017, respectively.

Thunder Ridge generated revenues from four different contract locations, which represent approximately 33%, 14%, 11% and 11%, respectively, of total revenues for the four months ended September 30, 2018.

For the four months ended September 30, 2018, Thunder Ridge had one vendor accounting for 12% of total accounts payable.

Prepaid Assets

Prepaid expenses consist primarily of insurance and other expenses paid in advance.

Goodwill and Intangibles

Goodwill

The Company evaluates goodwill on an annual basis in the fourth quarter or more frequently if management believes indicators of impairment exist. Such indicators could include, but are not limited to 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If management concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, management conducts a two-step quantitative goodwill impairment test. The first step of the impairment test involves comparing the fair value of the applicable reporting unit with its carrying value. The Company estimates the fair values of its reporting units using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies’ data. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, management performs the second step of the goodwill impairment test. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill. The amount by which the carrying value of the goodwill exceeds its implied fair value, if any, is recognized as an impairment loss. For the year ended December 31, 2017 the Company’s evaluation of goodwill resulted in an impairment of $3,993,730. The Company’s evaluation of goodwill for the nine months ended September 30, 2018 resulted in no impairment.

Intangibles

Intangible assets consist of finite lived and indefinite lived intangibles. The Company’s finite lived intangibles include favorable leases, customer relationships, non-compete agreement and the trade names. Finite lived intangibles are amortized over their estimated useful lives. For the Company’s lease related intangibles, the estimated useful life is based on the agreement of a one-time payment of $1 and the term of the mortgages, of the properties owned by the Company of approximately five years. For the Company’s trade names and customer list the estimated lives are based on life cycle of a customer of approximately five years. The Company evaluates the recoverability of the finite lived intangibles whenever an impairment indicator is present. For the year ended December 31, 2017 the test results indicated an impairment of $106,270 to customer lists. The Company’s evaluation of intangibles for the nine months ended September 30, 2018 resulted in no impairment.

Deposits

Deposits consist of security deposits for leases on trucks, trailers and property, repairs and maintenance, and other deposits which are contractually required and of a long-term nature.

Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Such circumstances could include but, are not limited to (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Company assesses the useful lives and possible impairment of the fixed assets or goodwill and intangibles when an event occurs that may trigger such review. Factors considered important which could trigger a review include:

Significant under-performance of the stations or transportation service contracts relative to historical or projected future operating results;

Significant negative economic trends in the CNG industry or freight trucking services industry; and

Identification of other impaired assets within a reporting unit.

During the year ended December 31, 2017, the Company recorded asset impairment charges of $806,217 related to El Toro and $4,100,000 impairment of goodwill and customer lists related to EVO CNG, LLC. No triggering events occurred during the nine months ended September 30, 2018 that required an impairment analysis for long-lived assets. Accordingly, no impairment loss was recorded.

Debt Issuance Costs

Certain fees and costs incurred to obtain long-term financing are capitalized and included as a reduction in the net carrying value of secured convertible promissory notes in the condensed consolidated balance sheet, net of accumulated amortization. These costs are amortized to interest expense over the term of the related debt. When debt is extinguished prior to its maturity date, the amortization of the remaining unamortized debt issuance costs, or pro-rata portion thereof, is charged to loss on extinguishment of debt. Unamortized debt issuance costs were $481,238 and $0 as of September 30, 2018 and 2017, respectively.

Net Loss per Share of Common Stock

Basic net loss per share of common stock attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted-average shares of common stock outstanding for the period. Potentially dilutive shares, which are based on the weighted-average shares of common stock underlying outstanding stock-based awards, warrants and convertible senior notes using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted net loss per share of common stock attributable to common stockholders when their effect is dilutive.

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net loss per share of common stock attributable to common stockholders, because their effect was anti-dilutive:

	Three months ended		Nine months ended
	September		September
	2018	2017	2018	2017
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Stock-based awards	500,000	-	4,600,000	-
Warrants	617,462	-	3,132,796	103,334
Secured convertible promissory notes	402,000	-	1,602,000	-
Preferred Series A	-	-	100,000	-

Adoption of the New Revenue Recognition

On January 1, 2018, the Company adopted Revenue from Contracts with Customers (Accounting Standards Codification Topic 606) (“Topic 606” or “new guidance”) retrospectively. The adoption of Topic 606 did not have a material impact to our condensed consolidated financial statements. The new guidance has no impact on the timing or classification of the Company’s cash flows as reported in the Condensed Consolidated Statement of Cash Flows and is not expected to have a significant impact on the Company’s Condensed Consolidated Statement of Operations in future periods. The Company did not record any adjustments applying Topic 606.

Revenue Recognition

The Company recognizes revenue for CNG when control of the promised goods is transferred to its customers, in an amount that reflects the consideration to which it expects to be entitled in exchange for the goods. The Company is generally the principal in its customer contracts as it has control over the goods prior to them being transferred to the customer, and as such, revenue is recognized on a gross basis. The Company disaggregates revenue by station, as we believe this best depicts the nature, amount, timing and uncertainty of our revenues and cash flows are affected by economic factors.

A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in Topic 606. The performance obligations that comprise a majority of the Company’s total CNG revenue consist of sale of fuel to a customer. The primary method used to estimate the standalone selling price for fuel is observable standalone sales, and is the primary method used to estimate the standalone selling.

The Company’s CNG is sold pursuant to contractual commitments. These contracts typically include a stand-ready obligation to supply natural gas daily. The Company recognizes revenue over time for the fuel sales because the customer receives and consumes the benefits provided by the Company’s performance as the stand-ready obligations are being performed.

Payment terms and conditions vary by contract type. For substantially all the Company’s contracts under which it receives volume-related revenue, the timing of revenue recognition does not differ from the timing of invoicing. As a result, the Company has determined these contracts generally do not include a significant financing component.

There was no impairment loss recognized on any of the CNG receivables arising from customer contracts for the nine months ended September 30, 2018.

Thunder Ridge generates revenue from transportation services under contracts with customers, generally on a rate per mile basis from the point of origin to the destination of the delivery. The Company’s performance obligation arises from the annualized contract to transport a customer’s freight and is satisfied upon delivery. The transaction price is based on the awarded agreement for the multi-year contract that adjusts monthly for fuel pricing indexes. Each delivery represents a distinct service that is a separately identified performance obligation for each contract. The Company often provides additional deliveries for customers outside of the annual contract. That revenue is recognized upon delivery on a rate per mile basis.

Revenues are recognized over time as satisfaction of the promised contractual delivery agreements are completed, in an amount that reflects the rate per mile set in the contract. The revenue recognition methods described align with the recognition of the Company’s associated expenses contained in the statement of operations.

Based on preliminary analysis there are no major revenue adjustments related to Topic 606, but management is continuing to evaluate the guidance.

Gain on Extinguishment of Liabilities and Related Party Interest

Gain on extinguishment of liabilities consists of the gain the Company recognized on the extinguishments of accounts payable that were incurred for which the Company deemed the probability of collection to be remote or that management has negotiated a settlement. The Company recognized a gain on extinguishments of liabilities and related party interest in the amounts of $657,498 and $157,330, respectively for the nine months ended September 30, 2018.

Income Taxes

The Company recognizes deferred tax liabilities and assets based on the differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. The Company’s temporary differences result primarily from depreciation and amortization.

The Company evaluates its tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions will more likely than not be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are not recorded as a tax benefit or expense in the current year. Interest and penalties, if applicable, are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed for the nine months ended September 30, 2018 or the year ended December 31, 2017.

Deferred income taxes are provided for temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of the enactment.

In evaluating the ultimate realization of deferred income tax assets, management considers whether it is more likely than not that the deferred income tax assets will be realized. Management establishes a valuation allowance if it is more likely than not that all or a portion of the deferred income tax assets will not be utilized.  The ultimate realization of deferred income tax assets is dependent on the generation of future taxable income, which must occur prior to the expiration of the net operating loss carryovers.

The Tax Cuts and Jobs Act (“Tax Act”) was signed into law on December 22, 2017. The Tax Act includes significant changes to the U.S. corporate income tax system, including limitations on the deductibility of interest expense and executive compensation, eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized, changing the rules related to uses and limitations of net operating loss carryovers created in tax years beginning after December 31, 2017, and the transition of U.S. international taxation from a worldwide tax system to a territorial tax system. The Company’s accounting for the following elements of the Tax Act is incomplete, and it is not yet able to make reasonable estimates of the effects. Therefore, no provisional adjustments were recorded.

The Company must assess whether valuation allowances assessments are affected by various aspects of the Tax Act. Since, as discussed above, the Company has recorded no amounts related to certain portions of the Tax Act, any corresponding determination of the need for or change in a valuation allowance has not been completed and no changes to valuation allowances as a result of the Tax Act have been recorded.

Recently Issued Accounting Pronouncements

In March 2018, the Financial Accounting Standards Boards (FASB) issued ASU 2018-05, “Income Taxes (Topic 740) which provides for amendments to the SEC issued Staff Accounting Bulletin (“SAB 118”), which provides guidance on accounting for tax effects of the Tax Act. ASU 2018-05 and SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740. In accordance with ASU 2018-05 and SAB 118, a company must reflect the income tax effects of those aspects of the Tax Act for which the accounting under ASC 740 is complete. To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate to be included in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provision of the tax laws that were in effect immediately before the enactment of the Tax Act. Management has evaluated the relevant provisions of the Tax Act to the Company and accounted for the federal impacts in the financial statements as of September 30, 2018. The state tax provisional amount is subject to change based on how states conform to the Tax Act, as that information is not readily available for certain states at this time. Any revisions to the estimated impacts of the Tax Act will be recorded quarterly until the computations are complete, which is expected to be no later than the fourth quarter of 2018.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, Intangibles - Goodwill and Other (Topic 350) (“ASU 2017-04”), Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The guidance is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not plan early adoption of this update and does not expect the adoption of the update to materially change its current accounting methods and therefore the Company does not expect the adoption to have a material impact on its condensed consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases” (“ASU 2016-02”), which will require lessees to recognize a right-of-use asset and a lease liability for all leases that are not short-term in nature. For a lessor, the accounting applied is also largely unchanged from previous guidance. The new rules will be effective for the Company in the first quarter of 2019. The Company is in the process of evaluating the impact the amendment will have on its condensed consolidated financial position or results of operations.

Subsequent Events

The Company has evaluated all subsequent events through the auditors’ report date, which is the date the financial statements were available for issuance. With the exception of those matters discussed in Notes 5 and 13, there were no material subsequent events that required recognition or additional disclosure in these financial statements.

Note 1 - Description of Business and Summary of Significant Accounting Policies

The Company is a holding company based in Peoria, Arizona that owns two operating subsidiaries, Titan and EAF, that compete in the compressed natural gas (“CNG”) service business. Titan is the management company that oversees operations of the El Toro, Diamond Bar, and Blaine CNG service stations. El Toro was formed during 2013 and began operations during 2015. El Toro, located in Lake Forest, California, operated as a comprehensive natural gas vehicle solutions provider that offered products and services to corporate and municipal fleet operators as well as individual consumers. As of June 30, 2017, El Toro ceased operations. Blaine and Diamond Bar were formed in 2015. In March 2016, Diamond Bar began operations of its CNG station under a lease agreement with the State of California South Coast Air Quality Management District (“SCAQMD”) in Diamond Bar, California. The Company discontinued construction of the private CNG station for Walters Recycling & Refuse, Inc. (“Walters”) in Blaine, Minnesota, during the fourth quarter of 2017.

The Company was incorporated in the State of Delaware on October 22, 2010.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of EVO Transportation & Energy Services, Inc and its subsidiaries, Titan and EAF, Titan’s wholly owned subsidiaries, El Toro, Diamond Bar and Blaine, and EAF’s wholly owned subsidiary, EVO CNG. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The consolidated financial statements include some amounts that are based on management’s best estimates and judgments. The most significant estimates relate to revenue recognition, goodwill and long-lived intangible asset valuations and impairment assessments, business combinations, debt discount, and contingencies. These estimates may be adjusted as more current information becomes available, and any adjustment could be significant. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Accounts Receivable

The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of the accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change and that losses ultimately incurred could differ materially from the amounts estimated in determining the allowance. As of December 31, 2017 and 2016, the Company has recorded an allowance of $37,007 and $0, respectively

Federal Alternative Fuels Tax Credit receivable

Federal Alternative Fuels Tax Credit (“AFTC”) (formerly known as Volumetric Excise Tax Credit or VETC) receivable are the excise tax refunds to be received from the Federal Government on CNG fuel sales.

Concentrations of Credit Risk

The Company grants credit in the normal course of business to customers in the United States. The Company periodically performs credit analysis and monitors the financial condition of its customers to reduce credit risk. As of December 31, 2017 three customers accounted for 78% of the Company’s total accounts receivable, and four and one customer accounted for and 76% and 13% of the Company’s total revenues for the years ended December 31, 2017 and 2016, respectively.

Property, Equipment and Land

Property, equipment and land are stated at cost. Depreciation is provided utilizing the straight-line method over the estimated useful lives for owned assets, ranging from five to 15 years.

Goodwill and Intangible Assets

The Company evaluates goodwill on an annual basis in the fourth quarter or more frequently if management believes indicators of impairment exist. Such indicators could include, but are not limited to 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If management concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, management conducts a two-step quantitative goodwill impairment test. The first step of the impairment test involves comparing the fair value of the applicable reporting unit with its carrying value. The Company estimates the fair values of its reporting units using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies’ data. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, management performs the second step of the goodwill impairment test. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill. The amount by which the carrying value of the goodwill exceeds its implied fair value, if any, is recognized as an impairment loss. The Company’s evaluation of goodwill completed during the year resulted in an impairment of $3,993,730.

Intangible assets consist of finite lived and indefinite lived intangibles. The Company’s finite lived intangibles include favorable leases, customer relationships and the trade name. Finite lived intangibles are amortized over their estimated useful lives. For the Company’s lease related intangibles, the estimated useful life is based on the agreement of a one-time payment of $1 and the term of the mortgages, with the properties owned by the Company of approximately five years. For the Company’s trade names and customer list the estimated lives are based on life cycle of a customer of approximately 5 years, The Company evaluates the recoverability of the finite lived intangibles whenever an impairment indicator is present. For the year ended December 31, 2017 the test results indicated an impairment of $106,270 to customer lists.

Assets Held for Sale

The Company classifies assets as being held for sale when the following criteria are met: management has committed to a plan to sell the asset; the asset is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; the sale of the asset is highly probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Deposits

Deposits consist of a security deposit for the El Toro lease and other deposits which are contractually required and of a long-term nature.

Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

During the year ended December 31, 2017, the Company recorded asset impairment charges of $806,217 related to El Toro and Blaine. There were no impairments of the Company’s long-lived assets for the year ended December 31, 2016.

Deferred Rent Obligation

The Company has entered into operating lease agreements for a CNG station which contain provisions for future rent increases or periods in which rent payments are reduced. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent obligation, which is reflected as a separate line item in the accompanying balance sheets.

Hedging Activities

The Company periodically enters into commodity derivative contracts to manage its exposure to gas price volatility.

GAAP require recognition of all derivative instruments on the balance sheets as either assets or liabilities measured at fair value. Subsequent changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met. Gains and losses on derivative hedging instruments must be recorded in either other comprehensive income or current earnings, depending on the nature and designation of the instrument.

Management of the Company has determined that the administrative effort required to account for derivative instruments as cash flow hedges is greater than the financial statement presentation benefit. As a result, the Company marks its derivative instruments to fair value and records the changes in fair value as a component of other income and expense. Cash settlements from the Company’s price risk management activities are likewise shown as a component of other income and expense and as a component of operating cash flows on the statements of cash flows.

Net Loss per Share of Common Stock

Basic loss per share is computed by dividing net loss available to holders of the Company’s Common Stock by the weighted average number of shares of Common Stock outstanding for the period. Diluted loss per share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the years presented, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Revenue Recognition

The Company’s revenues primarily consist of CNG fuel sales. These revenues are recognized in accordance with GAAP, which requires that the following four criteria must be met before revenue can be recognized:

(i) persuasive evidence of an arrangement exists;

(ii) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered;

(iii) the price is fixed or determinable; and

(iv) collectability is reasonably assured.

Applying these factors, the Company typically recognizes revenue from the sale of natural gas fuel at the time the fuel is dispensed. The Company is eligible to receive, at times, a federal alternative fuels tax credit (“AFTC”) when a gasoline gallon equivalent of CNG is sold as vehicle fuel. Based on the service relationship with its customers, either the Company or its customers claims the credit. The Company records its alternative minimum fuel credits if any, as revenue in its statements of operations as the credits are fully refundable.

Alternative Fuels Tax Credit

For 2017 and 2016, the AFTC credit was $0.50 per gasoline gallon equivalent of CNG that is sold as a vehicle fuel. AFTC revenues for the years ended December 31, 2017 and 2016, were $128,340 and $129,549 respectively. This incentive originally expired on December 31, 2016, but was retroactively extended through December 31, 2017, with the Bipartisan Budget Act of 2018.

Advertising Costs

The Company expenses advertising costs as incurred. Advertising expense for the years ended December 31, 2017 and 2016 was de minimis.

Income Taxes

The Company recognizes deferred tax liabilities and assets based on the differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. The Company’s temporary differences result primarily from depreciation.

The Company evaluates its tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions will more likely than not be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are not recorded as a tax benefit or expense in the current year. Interest and penalties, if applicable, are recorded in the period assessed as general and administrative expenses. However, no interest or penalties have been assessed as of December 31, 2017 and 2016. Tax years that remain subject to examination include 2014 through the current year for federal and state, respectively.

Deferred income taxes are provided for temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of the enactment.

In evaluating the ultimate realization of deferred income tax assets, management considers whether it is more likely than not that the deferred income tax assets will be realized. Management establishes a valuation allowance if it is more likely than not that all or a portion of the deferred income tax assets will not be utilized.  The ultimate realization of deferred income tax assets is dependent on the generation of future taxable income, which must occur prior to the expiration of the net operating loss carryforwards.

The Tax Cuts and Jobs Act (“Tax Act”) was signed into law on December 22, 2017. The Tax Act includes significant changes to the U.S. corporate income tax system, including limitations on the deductibility of interest expense and executive compensation, eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized, changing the rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017, and the transition of U.S. international taxation from a worldwide tax system to a territorial tax system. The Company’s accounting for the following elements of the Tax Act is incomplete, and it is not yet able to make reasonable estimates of the effects. Therefore, no provisional adjustments were recorded.

The Company must assess whether valuation allowances assessments are affected by various aspects of the Tax Act. Since, as discussed above, the Company has recorded no amounts related to certain portions of the Tax Act, any corresponding determination of the need for or change in a valuation allowance has not been completed and no changes to valuation allowances as a result of the Tax Act have been recorded.

Recently Issued Accounting Pronouncements

In July 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part 1) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Non public Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception” (“ASU 2017-11”). Part I relates to the accounting for certain financial instruments with down round features in Subtopic 815-40, which is considered in determining whether an equity-linked financial instrument qualifies for a scope exception from derivative accounting. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced based on the pricing of future equity offerings. An entity still is required to determine whether instruments would be classified as equity under the guidance in Subtopic 815-40 in determining whether they qualify for that scope exception. If they do qualify, freestanding instruments with down round features are no longer classified as liabilities. ASU 2017-11 is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted, including in an interim period. The Company does not plan early adoption of this update and does not expect the adoption of the update to materially change its current accounting methods and therefore the Company does not expect the adoption to have a material impact on its consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”), which simplifies several aspects of the accounting for share-based payment award transactions including accounting for income taxes and classification of excess tax benefits on the statement of cash flows, forfeitures and minimum statutory tax withholding requirements. For the Company, ASU 2016-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company does not plan early adoption of this update and does not expect the adoption of the update to materially change its current accounting methods and therefore the Company does not expect the adoption to have a material impact on its consolidated financial statements.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-04, Intangibles - Goodwill and Other (Topic 350) (“ASU 2017-04”), Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The guidance is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not plan early adoption of this update and does not expect the adoption of the update to materially change its current accounting methods and therefore the Company does not expect the adoption to have a material impact on its consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326) (“ASU 2016-13”), Measurement of Credit Losses on Financial Instruments. The standard significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. It also simplifies the accounting model for purchased credit-impaired debt securities and loans. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein. The Company does not plan early adoption of this update and does not expect the adoption of the update to materially change its current accounting methods and therefore the Company does not expect the adoption to have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 amends the guidance for revenue recognition to replace numerous, industry-specific requirements and converges areas under this topic with those of the International Financial Reporting Standards. The ASU implements a five-step process for customer contract revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards. The amendment also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Other major provisions include the capitalization and amortization of certain contract costs, ensuring the time value of money is considered in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The amendments in this ASU are effective for reporting periods beginning after December 15, 2016; however, in July 2015, the FASB agreed to delay the effective date by one year. The proposed deferral may permit early adoption but would not allow adoption any earlier than the original effective date of the standard. Based on our current revenue streams we do not expect the adoption of ASU 2014-09 to have a material impact on the amount and timing of our revenue recognition from the superseded revenue standard. We have identified other changes primarily related to the presentation and disclosure of revenues.

In February 2016, the FASB issued ASU 2016-02, “Leases” (“ASU 2016-02”), which will require lessees to recognize a right-of-use asset and a lease liability for all leases that are not short-term in nature. For a lessor, the accounting applied is also largely unchanged from previous guidance. The new rules will be effective for the Company in the first quarter of 2019. The Company is in the process of evaluating the impact the amendment will have on its consolidated financial position or results of operations.

Subsequent Events

The Company has evaluated all subsequent events through the auditors’ report date, which is the date the financial statements were available for issuance. With the exception of those matters discussed in Note 5 and Note 10, there were no material subsequent events that required recognition or additional disclosure in these financial statements.